Summary of Reconciliation of Segment Operating Revenues (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment reporting information, revenue	$ 32,340	$ 30,937	$ 30,532	$ 32,171	$ 34,254	$ 33,158	$ 32,224	$ 31,984	$ 125,980	$ 131,620	$ 127,079
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment reporting information, revenue									120,531	123,774	120,439
Corporate and Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment reporting information, revenue									5,663	3,738	2,106
Revenue Generated By Assets Sold
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment reporting information, revenue									1,280	5,280	5,625
Eliminations
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment reporting information, revenue									$ (1,494)	$ (1,172)	$ (1,091)